SHORT-TERM PREPAYMENTS AND OTHER RECEIVABLES (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Financial assets:
Cash collateral to support Standby letter of credit issuances and other financial assets	₫ 358,883	$ 15,037,417	₫ 808,518
Short-term restricted cash	96,446	4,041,146
Subtotal	455,329	19,078,563	808,518
Non-financial assets:
Valued added tax deductible	5,807,909	243,354,940	4,697,711
Import tax to be refunded	592,559	24,828,585	604,755
Other receivables	9,245	387,371	12,697
Other prepaid expenses and others	455,731	19,095,408	333,488
Subtotal	6,865,444	287,666,304	5,648,651
TOTAL	₫ 7,320,773	$ 306,744,867	₫ 6,457,169